Selling and Marketing Expenses	12 Months Ended
Jun. 30, 2023
Selling And Marketing Expenses Abstract
Selling and marketing expenses

(14) Selling and marketing expenses

	Year ended June 30,
	2023	2022	2021
	$	$	$
Staff costs and employee benefits	964,698	938,048	928,737
Consultancy fee	1,888,128	2,424,088	2,590,069
Transportation and handling	1,468,035	2,074,255	2,085,652
Advertisement expenses	18,361	3,154	-
Depreciation and amortization	3,227	3,530	4,275
Others	533,201	370,232	661,504
Total	4,875,650	5,813,307	6,270,237